PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: 31.3%
United States Treasury Bonds: 0.8%
1,659,700
4.500
%,
11/15/2054 $ 1,635,842
0.8
United States Treasury Inflation Indexed Bonds:
9.3%
993,210
0.125
%,
02/15/2051 571,888
0.3
1,106,925
0.125
%,
02/15/2052 627,682
0.3
976,140
0.250
%,
02/15/2050 596,662
0.3
994,831
0.625
%,
02/15/2043 765,896
0.4
1,278,920
0.750
%,
02/15/2042 1,028,530
0.5
1,470,443
0.750
%,
02/15/2045 1,117,029
0.6
993,572
0.875
%,
02/15/2047 752,769
0.4
737,385
1.000
%,
02/15/2046 582,278
0.3
650,551
1.000
%,
02/15/2048 500,463
0.2
2,884,653
1.000
%,
02/15/2049 2,197,375
1.1
1,375,317
1.375
%,
02/15/2044 1,198,444
0.6
1,088,461
1.500
%,
02/15/2053 906,572
0.4
538,369
2.125
%,
02/15/2040 544,558
0.3
768,823
2.125
%,
02/15/2041 776,109
0.4
1,072,343
2.125
%,
02/15/2054 1,029,844
0.5
2,131,323
2.375
%,
10/15/2028 2,220,986
1.1
693,937
2.500
%,
01/15/2029 725,389
0.4
413,421
3.375
%,
04/15/2032 462,277
0.2
762,063
3.625
%,
04/15/2028 816,995
0.4
1,118,848
3.875
%,
04/15/2029 1,229,804
0.6
18,651,550
9.3
United States Treasury Inflation Indexed Notes:
20.5%
2,295,326
0.125
%,
01/15/2030 2,160,155
1.1
2,471,825
0.125
%,
07/15/2030 2,316,064
1.1
7,358,590
0.125
%,
01/15/2031 6,798,658
3.4
2,696,444
0.125
%,
07/15/2031 2,476,933
1.2
2,909,669
0.125
%,
01/15/2032 2,634,525
1.3
2,186,986
0.250
%,
07/15/2029 2,095,394
1.0
3,066,847
0.625
%,
07/15/2032 2,864,176
1.4
115,164
0.750
%,
07/15/2028 113,837
0.1
239,037
0.875
%,
01/15/2029 235,360
0.1
2,980,728
1.125
%,
01/15/2033 2,856,774
1.4
364,324
1.250
%,
04/15/2028 364,506
0.2
2,973,170
1.375
%,
07/15/2033 2,901,348
1.4
1,560,811
1.625
%,
10/15/2029 1,583,291
0.8
3,132,357
1.750
%,
01/15/2034 3,128,100
1.6
6,302,128
1.875
%,
07/15/2034 6,362,798
3.2
2,439,220
2.125
%,
04/15/2029 2,512,094
1.2
41,404,013
20.5
United States Treasury Notes: 0.7%
217,000
3.875
%,
03/31/2027 216,932
0.1
326,000
3.875
%,
03/15/2028 325,962
0.2
848,000
4.625
%,
02/15/2035 876,156
0.4
1,419,050
0.7
Total U.S. Treasury
Obligations
(Cost $63,991,099)
63,110,455
31.3
CORPORATE BONDS/NOTES: 27.5%
Basic Materials: 0.6%
400,000  Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 397,554
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
65,000
(1)
Glencore Funding LLC,
3.875%,
10/27/2027 $ 63,710
0.0
271,000
(1)
Glencore Funding LLC,
5.371%,
04/04/2029 275,509
0.2
43,000
(1)
Glencore Funding LLC,
6.125%,
10/06/2028 44,770
0.0
63,000
(1)
Glencore Funding LLC,
6.375%,
10/06/2030 66,825
0.0
400,000
(1)
NOVA Chemicals Corp.,
5.250%,
06/01/2027 398,341
0.2
1,246,709
0.6
Communications: 2.4%
25,000  Amazon.com, Inc.,
2.500%,
06/03/2050 15,136
0.0
220,000  Amazon.com, Inc.,
4.100%,
04/13/2062 174,471
0.1
90,000  AT&T, Inc., 3.500%,
09/15/2053 61,418
0.0
345,000  AT&T, Inc., 3.650%,
09/15/2059 232,867
0.1
4,000  AT&T, Inc., 3.800%,
12/01/2057 2,810
0.0
57,000  AT&T, Inc., 3.850%,
06/01/2060 39,745
0.0
175,000  AT&T, Inc., 4.500%,
03/09/2048 145,356
0.1
198,000  AT&T, Inc., 5.700%,
03/01/2057 191,737
0.1
43,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 26,136
0.0
129,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 83,473
0.1
76,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 46,732
0.0
137,000  Comcast Corp.,
2.937%,
11/01/2056 80,561
0.1
153,000  Comcast Corp.,
2.987%,
11/01/2063 87,065
0.1
55,000  Comcast Corp.,
5.650%,
06/01/2054 53,899
0.0
400,000
(1)
Match Group Holdings
II LLC, 5.000%,
12/15/2027 392,478
0.2
160,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 157,548
0.1
231,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 234,810
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
400,000
(1)
Nexstar Media, Inc.,
5.625%,
07/15/2027 $ 394,383
0.2
400,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 5.000%,
08/15/2027 393,414
0.2
16,000  Paramount Global,
4.950%,
05/19/2050 12,288
0.0
21,000  Paramount Global,
5.250%,
04/01/2044 16,905
0.0
82,000  Rogers
Communications, Inc.,
5.300%,
02/15/2034 80,521
0.1
400,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 391,144
0.2
258,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 254,298
0.1
206,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 207,621
0.1
279,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 277,219
0.1
45,000  Uber Technologies, Inc.,
4.800%,
09/15/2034 43,752
0.0
15,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 14,028
0.0
75,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 63,440
0.0
29,000  Verizon
Communications, Inc.,
4.016%,
12/03/2029 28,224
0.0
98,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 89,956
0.1
214,000
(1)
Verizon
Communications, Inc.,
4.780%,
02/15/2035 207,819
0.1
270,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 271,288
0.1
4,772,542
2.4
Consumer, Cyclical: 1.4%
525,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 478,094
0.2
91,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 77,665
0.0
41,889
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 42,096
0.0
400,000  Newell Brands, Inc.,
6.375%,
09/15/2027 402,731
0.2
154,000  NIKE, Inc., 3.375%,
03/27/2050 110,064
0.1
80,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 80,042
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
400,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 $ 393,948
0.2
400,000
(1)
VOC Escrow Ltd.,
5.000%,
02/15/2028 390,454
0.2
400,000
(1)
William Carter Co.,
5.625%,
03/15/2027 397,969
0.2
400,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 399,085
0.2
2,772,148
1.4
Consumer, Non-cyclical: 4.0%
313,000  AbbVie, Inc., 4.500%,
05/14/2035 300,523
0.2
109,000  AbbVie, Inc., 5.050%,
03/15/2034 109,811
0.1
400,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 394,405
0.2
209,000  Altria Group, Inc.,
3.700%,
02/04/2051 144,134
0.1
110,000  Altria Group, Inc.,
4.800%,
02/14/2029 110,255
0.1
160,000  Altria Group, Inc.,
6.200%,
11/01/2028 168,079
0.1
76,000  Altria Group, Inc.,
6.875%,
11/01/2033 83,841
0.0
97,000  Amgen, Inc., 2.770%,
09/01/2053 57,737
0.0
82,000  Amgen, Inc., 4.200%,
02/22/2052 64,526
0.0
453,000  Amgen, Inc., 5.150%,
03/02/2028 461,222
0.2
154,000  Amgen, Inc., 5.750%,
03/02/2063 150,196
0.1
343,000  BAT Capital Corp.,
3.984%,
09/25/2050 245,035
0.1
181,000  BAT Capital Corp.,
4.540%,
08/15/2047 144,713
0.1
33,000  BAT Capital Corp.,
4.758%,
09/06/2049 26,876
0.0
60,000  BAT Capital Corp.,
5.650%,
03/16/2052 55,303
0.0
463,000  BAT International
Finance PLC, 4.448%,
03/16/2028 460,866
0.2
84,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 84,337
0.0
150,000  BHSH System
Obligated Group 19A,
3.487%,
07/15/2049 110,650
0.1
26,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 26,627
0.0
48,000  Coca-Cola Co., 5.400%,
05/13/2064 46,947
0.0
225,000  CommonSpirit Health,
2.782%,
10/01/2030 202,515
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
150,000  CommonSpirit Health,
3.817%,
10/01/2049 $ 112,148
0.1
212,000  CVS Health Corp.,
5.000%,
01/30/2029 213,050
0.1
71,000  Elevance Health, Inc.,
6.100%,
10/15/2052 72,641
0.0
10,000  Eli Lilly & Co., 5.200%,
08/14/2064 9,490
0.0
300,000  Franciscan Missionaries
of Our Lady Health
System, Inc. B,
3.914%,
07/01/2049 230,848
0.1
101,000
(1)
Gartner, Inc., 3.625%,
06/15/2029 95,219
0.1
576,000
(1)
Gartner, Inc., 4.500%,
07/01/2028 565,236
0.3
343,000  Gilead Sciences, Inc.,
1.650%,
10/01/2030 293,460
0.2
20,000  Global Payments, Inc.,
2.900%,
05/15/2030 18,140
0.0
59,000  Global Payments, Inc.,
4.950%,
08/15/2027 59,510
0.0
97,000  HCA, Inc., 3.500%,
09/01/2030 89,981
0.0
625,000  HCA, Inc., 5.200%,
06/01/2028 632,795
0.3
139,000  HCA, Inc., 5.450%,
04/01/2031 141,228
0.1
146,000  Humana, Inc., 1.350%,
02/03/2027 137,568
0.1
19,000  Humana, Inc., 3.950%,
03/15/2027 18,746
0.0
400,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 397,388
0.2
150,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 97,527
0.1
40,000  Moody's Corp., 4.250%,
02/01/2029 39,762
0.0
175,000  Mount Nittany Medical
Center Obligated
Group 2022, 3.799%,
11/15/2052 130,866
0.1
64,000  Pfizer, Inc., 2.700%,
05/28/2050 39,582
0.0
400,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 3.375%,
08/31/2027 379,384
0.2
5,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 4,909
0.0
157,000  Solventum Corp.,
5.450%,
02/25/2027 159,308
0.1
64,000  Solventum Corp.,
6.000%,
05/15/2064 62,889
0.0
400,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 394,440
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
38,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 $ 38,503
0.0
96,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 83,048
0.0
65,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 58,904
0.0
84,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 79,636
0.0
77,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 75,791
0.0
8,180,595
4.0
Energy: 4.7%
400,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 399,091
0.2
82,000
(1)
APA Corp., 4.250%,
01/15/2030 78,003
0.0
6,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 5,943
0.0
288,000
(1)
Cameron LNG LLC,
3.402%,
01/15/2038 242,604
0.1
893,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 900,696
0.5
115,000  Cheniere Energy
Partners L.P., 4.000%,
03/01/2031 107,902
0.1
108,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 105,089
0.1
162,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 166,456
0.1
261,000  Cheniere Energy, Inc.,
5.650%,
04/15/2034 264,141
0.1
20,000  Chevron Corp., 3.078%,
05/11/2050 13,606
0.0
64,000  Devon Energy Corp.,
4.500%,
01/15/2030 62,887
0.0
24,000  Devon Energy Corp.,
5.250%,
10/15/2027 24,069
0.0
1,143,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 1,035,034
0.5
615,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 603,180
0.3
1,397,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 1,321,944
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
152,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 $ 143,123
0.1
20,000  Eastern Energy Gas
Holdings LLC, 5.650%,
10/15/2054 19,325
0.0
37,000  Energy Transfer L.P.,
4.950%,
05/15/2028 37,266
0.0
101,000  Energy Transfer L.P.,
5.000%,
05/15/2050 85,126
0.0
265,000  Energy Transfer L.P.,
5.500%,
06/01/2027 269,132
0.1
124,000  Energy Transfer L.P.,
6.050%,
09/01/2054 120,512
0.1
106,000  Energy Transfer L.P.,
6.250%,
04/15/2049 105,251
0.1
35,000  EnLink Midstream LLC,
5.650%,
09/01/2034 35,300
0.0
194,000
(1)
EQT Corp., 3.625%,
05/15/2031 177,306
0.1
809,000  EQT Corp., 3.900%,
10/01/2027 794,741
0.4
235,000  EQT Corp., 5.700%,
04/01/2028 241,638
0.1
18,000  EQT Corp., 7.000%,
02/01/2030 19,418
0.0
156,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 111,685
0.1
7,000  Kinder Morgan, Inc.,
3.600%,
02/15/2051 4,811
0.0
154,000  Kinder Morgan, Inc.,
5.000%,
02/01/2029 155,329
0.1
106,000
(1)
NGPL PipeCo LLC,
3.250%,
07/15/2031 92,983
0.1
32,000  Northwest Pipeline LLC,
4.000%,
04/01/2027 31,652
0.0
908,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 898,045
0.4
73,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 73,359
0.0
60,000
(1)
South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 60,043
0.0
35,000
(1)
South Bow USA
Infrastructure Holdings
LLC, 5.026%,
10/01/2029 34,745
0.0
24,000  Targa Resources Corp.,
4.950%,
04/15/2052 20,287
0.0
209,000  Targa Resources Corp.,
5.200%,
07/01/2027 211,516
0.1
33,000  Targa Resources Corp.,
6.500%,
02/15/2053 34,350
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
29,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 $ 26,774
0.0
153,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 149,843
0.1
222,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 222,090
0.1
34,000
(1)
Texas Eastern
Transmission L.P.,
3.500%,
01/15/2028 32,975
0.0
24,000  Transcontinental Gas
Pipe Line Co. LLC,
4.000%,
03/15/2028 23,580
0.0
9,562,850
4.7
Financial: 8.5%
400,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 386,328
0.2
60,000
(2)
American Express Co.,
5.043%,
07/26/2028 60,765
0.0
33,000  American Tower Corp.,
2.300%,
09/15/2031 28,239
0.0
268,000  American Tower Corp.,
3.550%,
07/15/2027 262,070
0.1
219,000  American Tower Corp.,
3.800%,
08/15/2029 210,379
0.1
23,000  American Tower Corp.,
4.050%,
03/15/2032 21,723
0.0
110,000  American Tower Corp.,
5.200%,
02/15/2029 111,782
0.1
18,000  American Tower Corp.,
5.800%,
11/15/2028 18,668
0.0
90,000
(2)
Associated Banc-Corp.,
6.455%,
08/29/2030 91,109
0.1
29,000
(2)
Bank of America Corp.,
2.972%,
07/21/2052 18,617
0.0
97,000
(2)
Bank of America Corp.,
3.705%,
04/24/2028 95,371
0.1
16,000
(2)
Bank of America Corp.,
5.511%,
01/24/2036 16,290
0.0
109,000
(2)
Bank of America
Corp., MTN, 2.831%,
10/24/2051 68,058
0.0
185,000
(2)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 162,258
0.1
29,000
(2)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 22,807
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
36,000
(2)
Citigroup, Inc., 2.520%,
11/03/2032 $ 30,758
0.0
64,000
(2)
Citigroup, Inc., 2.561%,
05/01/2032 55,614
0.0
120,000
(2)
Citigroup, Inc., 3.980%,
03/20/2030 116,367
0.1
145,000
(2)
Citigroup, Inc., 5.449%,
06/11/2035 145,890
0.1
181,000
(2)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 175,945
0.1
29,000  Crown Castle, Inc.,
2.100%,
04/01/2031 24,399
0.0
112,000  Crown Castle, Inc.,
2.250%,
01/15/2031 95,771
0.1
37,000  Crown Castle, Inc.,
2.500%,
07/15/2031 31,615
0.0
91,000  Crown Castle, Inc.,
3.650%,
09/01/2027 88,679
0.0
10,000  Equinix Europe 2
Financing Corp. LLC,
5.500%,
06/15/2034 10,196
0.0
221,000  Equinix, Inc., 2.000%,
05/15/2028 204,705
0.1
100,000  Equinix, Inc., 2.150%,
07/15/2030 87,718
0.0
36,000  Equinix, Inc., 2.500%,
05/15/2031 31,445
0.0
72,000  Equinix, Inc., 3.200%,
11/18/2029 67,387
0.0
160,000  Equinix, Inc., 3.900%,
04/15/2032 149,230
0.1
400,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 398,336
0.2
394,000  GLP Capital L.P. /
GLP Financing II, Inc.,
3.250%,
01/15/2032 341,382
0.2
459,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.300%,
01/15/2029 460,055
0.2
135,000  GLP Capital L.P. /
GLP Financing II, Inc.,
6.250%,
09/15/2054 132,780
0.1
338,000
(2)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 324,273
0.2
450,000
(2)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 389,055
0.2
6,000
(2)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 4,242
0.0
29,000
(2)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 21,403
0.0
27,000
(2)
Goldman Sachs
Group, Inc., 4.411%,
04/23/2039 24,042
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000
(2)
Goldman Sachs
Group, Inc., 4.692%,
10/23/2030 $ 64,614
0.0
443,000
(2)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 446,769
0.2
104,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 103,531
0.1
74,000
(2)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 75,061
0.0
403,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 415,840
0.2
169,000
(2)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 174,721
0.1
91,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 96,145
0.1
400,000
(1)
Iron Mountain, Inc.,
4.875%,
09/15/2027 392,131
0.2
397,000
(2)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 337,862
0.2
51,000
(2)
JPMorgan Chase & Co.,
2.522%,
04/22/2031 45,782
0.0
25,000
(2)
JPMorgan Chase & Co.,
3.109%,
04/22/2051 16,665
0.0
214,000
(2)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 148,791
0.1
15,000
(2)
JPMorgan Chase & Co.,
3.964%,
11/15/2048 11,849
0.0
90,000
(2)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 89,927
0.0
115,000
(2)
JPMorgan Chase & Co.,
4.979%,
07/22/2028 116,041
0.1
769,000
(2)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 776,109
0.4
171,000
(2)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 172,937
0.1
164,000
(2)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 167,296
0.1
69,000
(2)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 71,183
0.0
150,000
(2)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 155,966
0.1
294,000
(2)
JPMorgan Chase & Co.,
6.087%,
10/23/2029 307,869
0.2
57,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 55,399
0.0
32,000  Mastercard, Inc.,
3.850%,
03/26/2050 25,365
0.0
714,000
(2)
Morgan Stanley,
2.943%,
01/21/2033 626,472
0.3
951,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 959,134
0.5
70,000
(2)
Morgan Stanley,
5.173%,
01/16/2030 70,940
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
266,000
(2)
Morgan Stanley,
5.449%,
07/20/2029 $ 272,101
0.1
63,000
(2)
Morgan Stanley,
5.516%,
11/19/2055 61,589
0.0
607,000
(2)
Morgan Stanley,
5.587%,
01/18/2036 620,142
0.3
197,000
(2)
Morgan Stanley,
5.656%,
04/18/2030 203,143
0.1
330,000
(2)
Morgan Stanley,
5.831%,
04/19/2035 342,133
0.2
60,000
(2)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 51,105
0.0
123,000
(2)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 111,483
0.1
55,000
(2)
Morgan Stanley, MTN,
1.794%,
02/13/2032 46,100
0.0
52,000
(2)
Morgan Stanley, MTN,
2.511%,
10/20/2032 44,649
0.0
245,000
(2)
Morgan Stanley, MTN,
3.622%,
04/01/2031 231,409
0.1
693,000
(2)
Morgan Stanley, MTN,
5.164%,
04/20/2029 702,522
0.4
66,000  National Retail
Properties, Inc.,
3.000%,
04/15/2052 39,973
0.0
10,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
01/15/2035 9,970
0.0
400,000
(1)
Rocket Mortgage LLC
/ Rocket Mortgage
Co-Issuer, Inc., 2.875%,
10/15/2026 383,665
0.2
400,000
(1)
Starwood Property
Trust, Inc., 4.375%,
01/15/2027 389,096
0.2
1,212,000  VICI Properties L.P.,
4.750%,
02/15/2028 1,212,863
0.6
65,000  VICI Properties L.P.,
6.125%,
04/01/2054 63,405
0.0
206,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 201,686
0.1
194,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.875%,
02/15/2029 185,487
0.1
180,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 169,637
0.1
190,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.250%,
12/01/2026 188,052
0.1
181,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
12/01/2029 175,762
0.1
47,000  Visa, Inc., 2.000%,
08/15/2050 25,813
0.0
117,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 118,632
0.1
24,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 25,899
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
95,000
(2)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 $ 80,674
0.0
45,000
(2)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 40,537
0.0
197,000
(2)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 202,395
0.1
17,110,072
8.5
Industrial: 2.2%
652,000
(1)
BAE Systems
Holdings, Inc., 3.850%,
12/15/2025 647,878
0.3
13,000  Berry Global, Inc.,
5.500%,
04/15/2028 13,263
0.0
9,000  Boeing Co., 5.930%,
05/01/2060 8,475
0.0
42,000  Boeing Co., 6.858%,
05/01/2054 45,658
0.0
176,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 122,057
0.1
9,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 8,976
0.0
57,000  Caterpillar, Inc.,
3.250%,
09/19/2049 40,093
0.0
20,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 20,260
0.0
87,000  CSX Corp., 4.900%,
03/15/2055 78,813
0.1
8,000  GATX Corp., 6.050%,
06/05/2054 8,060
0.0
67,000  Honeywell International,
Inc., 5.250%,
03/01/2054 63,817
0.0
28,000  Honeywell International,
Inc., 5.350%,
03/01/2064 26,512
0.0
244,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 241,137
0.1
276,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 279,674
0.1
9,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 9,169
0.0
302,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 306,397
0.2
52,000  L3Harris Technologies,
Inc., 5.600%,
07/31/2053 51,140
0.0
7,000  Lockheed Martin Corp.,
4.450%,
05/15/2028 7,034
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
9,000  Norfolk Southern Corp.,
3.050%,
05/15/2050 $ 5,897
0.0
156,000  Norfolk Southern Corp.,
3.155%,
05/15/2055 100,040
0.1
114,000  Northrop Grumman
Corp., 4.700%,
03/15/2033 112,525
0.1
117,000  Northrop Grumman
Corp., 5.200%,
06/01/2054 109,663
0.1
400,000
(1)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 398,197
0.2
21,000  Raytheon Technologies
Corp., 2.820%,
09/01/2051 12,852
0.0
37,000  Raytheon Technologies
Corp., 3.125%,
07/01/2050 24,446
0.0
32,000  RTX Corp., 5.400%,
05/01/2035 32,672
0.0
212,000  RTX Corp., 5.750%,
01/15/2029 220,802
0.1
361,000  RTX Corp., 6.100%,
03/15/2034 387,309
0.2
400,000
(1)
Standard Industries,
Inc., 5.000%,
02/15/2027 394,069
0.2
400,000
(1)
TK Elevator US
Newco, Inc., 5.250%,
07/15/2027 392,772
0.2
28,000  Union Pacific Corp.,
2.950%,
03/10/2052 17,938
0.0
9,000  Union Pacific Corp.,
3.500%,
02/14/2053 6,423
0.0
168,000  Union Pacific Corp.,
4.500%,
01/20/2033 165,073
0.1
4,359,091
2.2
Technology: 0.9%
75,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 63,748
0.1
224,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 217,979
0.1
59,000
(1)
Broadcom, Inc.,
3.137%,
11/15/2035 48,924
0.0
41,000  Broadcom, Inc.,
4.150%,
11/15/2030 39,691
0.0
90,000  Broadcom, Inc.,
5.050%,
07/12/2029 91,273
0.1
65,000  Broadcom, Inc.,
5.150%,
11/15/2031 65,946
0.1
27,000  Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 18,261
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
200,000
(1)
Foundry JV Holdco
LLC, 6.150%,
01/25/2032 $ 208,093
0.1
9,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 9,172
0.0
105,000  Intel Corp., 3.100%,
02/15/2060 58,278
0.0
20,000  KLA Corp., 4.650%,
07/15/2032 19,867
0.0
67,000  KLA Corp., 5.250%,
07/15/2062 63,168
0.0
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 26,169
0.0
138,000  Oracle Corp., 3.850%,
07/15/2036 119,671
0.1
36,000  Oracle Corp., 3.850%,
04/01/2060 24,763
0.0
27,000  Oracle Corp., 4.100%,
03/25/2061 19,314
0.0
339,000  Oracle Corp., 4.375%,
05/15/2055 264,429
0.1
66,000  Oracle Corp., 5.500%,
09/27/2064 59,882
0.0
400,000
(1)
SS&C Technologies,
Inc., 5.500%,
09/30/2027 397,288
0.2
13,000  Texas Instruments, Inc.,
4.100%,
08/16/2052 10,441
0.0
21,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 19,266
0.0
5,000  Texas Instruments, Inc.,
5.150%,
02/08/2054 4,748
0.0
1,850,371
0.9
Utilities: 2.8%
17,000  AEP Texas, Inc.,
3.450%,
05/15/2051 11,497
0.0
82,000  AEP Texas, Inc.,
5.250%,
05/15/2052 73,745
0.1
59,000  AEP Texas, Inc.,
5.700%,
05/15/2034 59,985
0.0
97,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 97,013
0.1
49,000  AEP Transmission
Co. LLC, 5.400%,
03/15/2053 46,945
0.0
318,000  AEP Transmission
Co. LLC N, 2.750%,
08/15/2051 193,499
0.1
48,000  Alabama Power Co.,
3.000%,
03/15/2052 30,884
0.0
146,000  Alabama Power Co.,
3.125%,
07/15/2051 96,465
0.1
136,000  Baltimore Gas and
Electric Co., 4.550%,
06/01/2052 114,690
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
7,000  Baltimore Gas and
Electric Co., 5.650%,
06/01/2054 $ 6,877
0.0
13,000  CenterPoint Energy
Resources Corp.,
1.750%,
10/01/2030 11,139
0.0
73,000  CenterPoint Energy
Resources Corp.,
5.250%,
03/01/2028 74,430
0.1
20,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 21,519
0.0
64,000  Duke Energy Carolinas
LLC, 2.450%,
02/01/2030 58,234
0.0
45,000  Duke Energy Carolinas
LLC, 3.200%,
08/15/2049 30,411
0.0
71,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 49,887
0.0
36,000  Duke Energy Carolinas
LLC, 3.550%,
03/15/2052 25,482
0.0
117,000  Duke Energy Carolinas
LLC, 4.950%,
01/15/2033 117,067
0.1
62,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 59,271
0.0
31,000  Duke Energy Carolinas
LLC, 5.400%,
01/15/2054 29,920
0.0
44,000  Duke Energy Corp.,
3.950%,
08/15/2047 33,090
0.0
40,000  Duke Energy Corp.,
5.000%,
08/15/2052 34,929
0.0
164,000  Duke Energy Florida
LLC, 1.750%,
06/15/2030 142,044
0.1
14,000  Duke Energy Florida
LLC, 3.400%,
10/01/2046 10,033
0.0
188,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 184,642
0.1
82,000  Duke Energy Florida
LLC, 6.200%,
11/15/2053 86,838
0.1
38,000  Duke Energy Ohio, Inc.,
3.650%,
02/01/2029 36,940
0.0
9,000  Duke Energy Ohio, Inc.,
5.550%,
03/15/2054 8,725
0.0
191,000  Duke Energy Progress
LLC, 2.900%,
08/15/2051 120,440
0.1
60,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 61,131
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
90,000  Duke Energy Progress
LLC, 5.350%,
03/15/2053 $ 85,741
0.1
605,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 595,053
0.3
232,000  FirstEnergy Corp. C,
3.400%,
03/01/2050 157,713
0.1
290,000
(1)
FirstEnergy
Transmission LLC,
4.550%,
04/01/2049 248,415
0.1
50,000  FirstEnergy
Transmission LLC,
5.000%,
01/15/2035 49,044
0.0
224,000  Florida Power &
Light Co., 2.875%,
12/04/2051 142,177
0.1
35,000  Florida Power &
Light Co., 3.150%,
10/01/2049 23,823
0.0
30,000  Florida Power &
Light Co., 3.950%,
03/01/2048 23,818
0.0
37,000  Georgia Power Co.,
4.950%,
05/17/2033 36,761
0.0
154,000  Georgia Power Co.,
5.250%,
03/15/2034 155,459
0.1
10,000  Interstate Power and
Light Co., 5.450%,
09/30/2054 9,557
0.0
72,000  Johnsonville
Aeroderivative
Combustion Turbine
Generation LLC,
5.078%,
10/01/2054 71,117
0.0
138,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 131,179
0.1
15,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 15,426
0.0
75,000  NiSource, Inc., 1.700%,
02/15/2031 62,801
0.0
65,000  NiSource, Inc., 5.200%,
07/01/2029 66,219
0.0
48,000  Northern States
Power Co., 5.400%,
03/15/2054 46,654
0.0
68,000
(1)
NRG Energy, Inc.,
4.450%,
06/15/2029 66,070
0.0
81,000
(1)
NRG Energy, Inc.,
7.000%,
03/15/2033 87,390
0.1
63,000  Ohio Power Co.,
5.000%,
06/01/2033 62,176
0.0
66,000  Ohio Power Co.,
5.650%,
06/01/2034 67,012
0.0
63,000  Ohio Power Co. R,
2.900%,
10/01/2051 39,109
0.0
32,000  ONE Gas, Inc., 2.000%,
05/15/2030 28,324
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
100,000  Pacific Gas and
Electric Co., 3.950%,
12/01/2047 $ 73,175
0.0
192,000  PECO Energy Co.,
2.850%,
09/15/2051 119,755
0.1
9,000  PECO Energy Co.,
4.375%,
08/15/2052 7,411
0.0
20,000  PECO Energy Co.,
5.250%,
09/15/2054 18,964
0.0
65,000  Piedmont Natural Gas
Co., Inc., 3.500%,
06/01/2029 62,297
0.0
23,000  PPL Capital Funding,
Inc., 5.250%,
09/01/2034 22,898
0.0
63,000  Public Service Electric
and Gas Co., MTN,
2.050%,
08/01/2050 33,557
0.0
15,000  Public Service Electric
and Gas Co., MTN,
5.450%,
03/01/2054 14,737
0.0
63,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 42,929
0.0
24,000  Southern California
Edison Co., 5.750%,
04/15/2054 22,584
0.0
87,000  Southern California
Edison Co., 5.875%,
12/01/2053 83,559
0.1
170,000  Southern Co., 4.850%,
03/15/2035 164,624
0.1
8,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 7,924
0.0
35,000  Virginia Electric and
Power Co., 5.550%,
08/15/2054 33,991
0.0
400,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 398,826
0.2
385,000
(1)
Vistra Operations
Co. LLC, 6.000%,
04/15/2034 389,384
0.2
25,000  Wisconsin Electric
Power Co., 5.050%,
10/01/2054 23,005
0.0
5,718,430
2.8
Total Corporate Bonds/
Notes
(Cost $55,975,251)
55,572,808
27.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.8%
270,000
(1)(2)
AREIT Ltd. 2024-CRE9
A, 6.006%, (TSFR1M +
1.686%),
05/17/2041 270,406
0.1
1,500,000
(1)(2)
AREIT Ltd. 2025-
CRE10 A, 5.707%,
(TSFR1M + 1.388%),
12/17/2029 1,500,426
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
90,000
(1)(2)
BAMLL Trust 2024-
BHP A, 6.669%,
(TSFR1M + 2.350%),
08/15/2039 $ 90,313
0.1
1,500,000
(1)(2)
BAMLL Trust 2025-
ASHF A, 6.170%,
(TSFR1M + 1.850%),
02/15/2042 1,497,510
0.7
366,000  BANK 2019-BN23 A3,
2.920%,
12/15/2052 335,633
0.2
280,000
(2)
BANK 2022-BNK42
A5, 4.493%,
06/15/2055 269,643
0.1
300,000  Barclays Commercial
Mortgage Trust
2019-C3 B, 4.096%,
05/15/2052 279,346
0.1
280,000  Barclays Commercial
Mortgage Trust
2019-C4 B, 3.322%,
08/15/2052 242,663
0.1
1,000,000
(2)
BBCMS Mortgage Trust
2024-5C31 B, 6.002%,
12/15/2057 1,009,193
0.5
1,000,000  Benchmark Mortgage
Trust 2025-V14 B,
6.390%,
04/15/2058 1,035,848
0.5
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT C, 5.534%,
(TSFR1M + 1.214%),
09/15/2036 988,217
0.5
105,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.010%,
(TSFR1M + 1.691%),
08/15/2039 105,172
0.1
207,271
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.860%,
(TSFR1M + 1.541%),
05/15/2034 207,059
0.1
183,232
(1)(2)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.960%,
(TSFR1M + 1.641%),
05/15/2041 183,396
0.1
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
SLCT A, 5.643%,
(TSFR1M + 1.323%),
01/15/2042 997,733
0.5
210,000
(1)(2)
BX Trust 2024-VLT4
A, 5.811%, (TSFR1M +
1.491%),
07/15/2029 209,268
0.1
1,500,000
(1)(2)
BX Trust 2025-DIME
A, 5.469%, (TSFR1M +
1.150%),
02/15/2035 1,483,541
0.7
1,000,000
(1)(2)
BX Trust 2025-ROIC
B, 5.713%, (TSFR1M +
1.393%),
03/15/2030 995,390
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000
(1)(2)
BX Trust 2025-VLT6
B, 6.212%, (TSFR1M +
1.893%),
03/15/2042 $ 1,245,660
0.6
500,000  CD Mortgage Trust
2017-CD6 A5, 3.456%,
11/13/2050 481,162
0.2
30,000
(1)(2)
CONE Trust 2024-
DFW1 A, 5.961%,
(TSFR1M + 1.642%),
08/15/2041 29,828
0.0
186,927  CSAIL Commercial
Mortgage Trust 2015-
C3 A4, 3.718%,
08/15/2048 186,119
0.1
80,000
(1)
ELM Trust 2024-
ELM A10, 5.414%,
06/10/2039 81,081
0.0
80,000
(1)
ELM Trust 2024-
ELM A15, 5.414%,
06/10/2039 81,081
0.0
549,361
(1)(2)
ELP Commercial
Mortgage Trust 2021-
ELP A, 5.135%,
(TSFR1M + 0.815%),
11/15/2038 547,210
0.3
337,799
(1)(2)
Extended Stay America
Trust 2021-ESH A,
5.513%, (TSFR1M +
1.194%),
07/15/2038 337,706
0.2
1,500,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.685%,
(TSFR1M + 1.385%),
08/19/2042 1,499,961
0.7
100,000
(1)(2)
GWT 2024-WLF2 A,
6.010%, (TSFR1M +
1.691%),
05/15/2041 100,124
0.1
1,500,000
(1)(2)
Hawaii Hotel Trust
2025-MAUI A, 5.713%,
(TSFR1M + 1.393%),
03/15/2042 1,496,736
0.7
1,000,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY C,
6.550%, (TSFR1M +
2.250%),
03/15/2042 994,364
0.5
811,390
(1)
Key Commercial
Mortgage Securities
Trust 2018-S1 A3,
4.498%,
10/15/2053 796,884
0.4
1,200,000
(1)(2)
KRE Commercial
Mortgage Trust 2025-
AIP4 B, 5.920%,
(TSFR1M + 1.600%),
03/15/2042 1,193,279
0.6
140,000
(1)(2)
LBA Trust 2024-BOLT
A, 5.910%, (TSFR1M +
1.591%),
06/15/2039 139,866
0.1
1,500,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.704%, (TSFR1M +
1.385%),
08/17/2042 1,503,859
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,169,081
(1)(2)
LoanCore Issuer Ltd.
2021-CRE5 A, 5.734%,
(TSFR1M + 1.414%),
07/15/2036 $ 1,168,649
0.6
1,500,000
(1)(2)
MF1 LLC 2025-FL17
A, 5.632%, (TSFR1M +
1.320%),
02/18/2040 1,501,836
0.8
1,125,802
(1)(2)
MF1 Ltd. 2021-FL7 A,
5.511%, (TSFR1M +
1.194%),
10/16/2036 1,124,032
0.6
1,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 B,
6.513%,
03/15/2030 1,034,904
0.5
215,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.717%,
(TSFR1M + 1.397%),
03/15/2039 214,351
0.1
1,500,000
(1)(2)
PRM5 Trust 2025-
PRM5 A, 4.173%,
03/10/2033 1,474,143
0.7
1,000,000
(1)(2)
SCG Commercial
Mortgage Trust 2025-
DLFN B, 5.810%,
(TSFR1M + 1.500%),
03/15/2035 995,511
0.5
1,500,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA A, 5.762%,
(TSFR1M + 1.443%),
03/15/2042 1,485,808
0.7
650,000  UBS Commercial
Mortgage Trust 2017-
C4 A4, 3.563%,
10/15/2050 625,107
0.3
700,000  Wells Fargo
Commercial Mortgage
Trust 2017-C39 A5,
3.418%,
09/15/2050 674,581
0.3
1,200,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.675%,
03/15/2038 1,198,775
0.6
Total Commercial
Mortgage-Backed
Securities
(Cost $34,106,530)
33,913,374
16.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
238,732
(1)(2)
BRAVO Residential
Funding Trust 2023-
NQM3 A1, 4.850%,
09/25/2062 237,140
0.1
232,308
(1)(2)
CSMC Trust 2022-
NQM4 A1A, 4.819%,
06/25/2067 231,098
0.1
447,313
(1)(2)
CSMC Trust 2022-
NQM5 A1, 5.169%,
05/25/2067 445,401
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
296,824
(1)(2)
Ellington Financial
Mortgage Trust 2021-3
A1, 1.241%,
09/25/2066 $ 245,400
0.1
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
6.286%, (SOFR30A +
1.950%),
03/25/2044 501,866
0.3
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.286%, (SOFR30A +
1.950%),
02/25/2045 1,000,751
0.5
5,971,730
(2)
Fannie Mae REMIC
Trust 2024-103 FH,
5.590%, (SOFR30A +
1.250%),
01/25/2055 5,956,327
3.0
5,440,697
(2)
Fannie Mae REMIC
Trust 2024-15 FD,
5.690%, (SOFR30A +
1.350%),
04/25/2054 5,473,274
2.7
858,330
(2)
Fannie Mae REMIC
Trust 2024-88 DF,
5.590%, (SOFR30A +
1.250%),
12/25/2054 861,386
0.4
7,298,229
(2)
Freddie Mac REMIC
Trust 5410 DF,
5.790%, (SOFR30A +
1.450%),
05/25/2054 7,374,027
3.7
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 8.690%,
(SOFR30A + 4.350%),
04/25/2042 1,048,920
0.5
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.990%,
(SOFR30A + 1.650%),
02/25/2045 497,814
0.3
772,008
(1)(2)
J.P. Morgan Mortgage
Trust 2022-INV3 A3B,
3.000%,
09/25/2052 658,379
0.3
128,359
(1)(2)
J.P. Morgan Mortgage
Trust 2023-DSC1 A1,
4.625%,
07/25/2063 124,468
0.1
495,607
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A2,
5.500%,
06/25/2055 491,502
0.2
917,658
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV2
A3, 3.000%,
04/25/2052 780,850
0.4
74,496
(1)(2)
PRKCM Trust 2022-
AFC2 A1, 5.335%,
08/25/2057 74,270
0.0
341,987
(1)(2)
SG Residential
Mortgage Trust 2021-1
A1, 1.160%,
07/25/2061 277,113
0.1
112,221
(1)(2)
SG Residential
Mortgage Trust 2022-2
A1, 5.353%,
08/25/2062 111,978
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
307,093
(1)(2)
Verus Securitization
Trust 2022-7 A1,
5.152%,
07/25/2067 $ 305,882
0.2
82,443
(1)(2)
Verus Securitization
Trust 2022-INV2 A1,
6.790%,
10/25/2067 82,782
0.0
Total Collateralized
Mortgage Obligations
(Cost $26,836,079)
26,780,628
13.3
ASSET-BACKED SECURITIES: 9.3%
Automobile Asset-Backed Securities: 1.2%
300,000  CarMax Select
Receivables Trust
2025-A B, 5.010%,
09/16/2030 301,434
0.1
550,000  Exeter Automobile
Receivables Trust
2025-1A B, 4.910%,
08/15/2029 553,324
0.3
500,000
(1)
GLS Auto Receivables
Issuer Trust 2025-1A
C, 5.070%,
11/15/2030 504,497
0.3
600,000  Santander Drive Auto
Receivables Trust
2025-1 A3, 4.740%,
01/16/2029 602,580
0.3
300,000  Santander Drive Auto
Receivables Trust
2025-2 B, 4.870%,
05/15/2031 301,209
0.1
200,000  World Omni Auto
Receivables Trust
2025-A B, 5.080%,
11/15/2030 203,564
0.1
2,466,608
1.2
Other Asset-Backed Securities: 7.1%
1,000,000
(1)(2)
AB BSL CLO 3 Ltd.
2021-3A C2R, 6.318%,
(TSFR3M + 2.000%),
04/20/2038 1,000,518
0.5
570,000
(1)(2)
AMMC CLO 27
Ltd. 2022-27A A1R,
5.405%, (TSFR3M +
1.080%),
01/20/2037 565,274
0.3
500,000
(1)(2)
AMMC CLO 31 Ltd.
2025-31A C, 6.217%,
(TSFR3M + 1.900%),
02/20/2038 497,453
0.2
450,000
(1)(2)
Birch Grove CLO 3 Ltd.
2021-3A A1R, 5.565%,
(TSFR3M + 1.260%),
01/19/2038 448,990
0.2
700,000
(1)(2)
CBAMR LLC 2021-15A
BR, 5.874%, (TSFR3M
+ 1.570%),
01/20/2038 695,935
0.3
500,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A CRR,
6.172%, (TSFR3M +
1.850%),
01/17/2038 498,101
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
700,000
(1)(2)
Dryden 95 CLO Ltd.
2021-95A CR, 6.322%,
(TSFR3M + 2.000%),
08/20/2034 $ 700,913
0.4
1,000,000
(1)(2)
Elevation Clo Ltd.
2021-13A C1R,
6.317%, (TSFR3M +
2.000%),
07/15/2034 989,275
0.5
1,000,000
(1)(2)
Fort Greene Park CLO
LLC 2025-2A CR,
5.967%, (TSFR3M +
1.650%),
04/22/2034 994,049
0.5
350,000
(1)(2)
LCM 36 Ltd. 36A A1R,
5.386%, (TSFR3M +
1.070%),
01/15/2034 348,232
0.2
388,738
(1)
Mosaic Solar Loan Trust
2025-1A A, 6.120%,
08/22/2050 392,890
0.2
1,000,000
(1)(2)
Ocean Trails Clo
XI 2021-11A C1R,
6.155%, (TSFR3M +
1.850%),
07/20/2034 997,396
0.5
1,500,000
(1)(2)
Octagon 75 Ltd.
2025-1A A1, 5.522%,
(TSFR3M + 1.200%),
01/22/2038 1,492,500
0.7
200,000
(1)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 201,246
0.1
1,050,000
(1)(2)
PPM CLO 8 Ltd.
2025-8A A1, 5.581%,
(TSFR3M + 1.270%),
04/20/2038 1,046,850
0.5
525,000
(1)
Progress Residential
Trust 2022-SFR7 D,
5.500%,
10/27/2039 522,691
0.3
222,832
(1)
Reach ABS Trust
2025-1A A, 4.960%,
08/16/2032 222,888
0.1
500,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
C, 5.420%,
02/27/2034 506,546
0.3
572,500
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 557,814
0.3
450,000
(1)
Sunrun Bacchus Issuer
LLC 2025-1A A2A,
6.410%,
04/30/2060 448,436
0.2
283,200
(1)
Textainer Marine
Containers VII Ltd.
2024-1A A, 5.250%,
08/20/2049 284,402
0.1
1,050,000
(1)(2)
Wind River CLO Ltd.
2016-1KRA A2R3,
5.864%, (TSFR3M +
1.300%),
10/15/2034 1,045,906
0.5
14,458,305
7.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: 1.0%
101,567
(1)
College Ave Student
Loans LLC 2021-B A2,
1.760%,
06/25/2052 $ 91,172
0.0
150,000
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 140,135
0.1
77,942
(1)
Navient Student Loan
Trust 2019-BA A2A,
3.390%,
12/15/2059 76,347
0.0
257,535
(1)
SMB Private Education
Loan Trust 2021-
D A1A, 1.340%,
03/17/2053 240,668
0.1
700,000
(1)
SMB Private Education
Loan Trust 2023-A B,
5.880%,
01/15/2053 710,819
0.4
266,080
(1)
SMB Private Education
Loan Trust 2023-
B A1A, 4.990%,
10/16/2056 264,227
0.1
334,761
(1)
SoFi Professional Loan
Program LLC 2017-E
B, 3.490%,
11/26/2040 330,526
0.2
101,417
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 100,324
0.1
1,954,218
1.0
Total Asset-Backed
Securities
(Cost $18,896,337)
18,879,131
9.3
Total Long-Term
Investments
(Cost $199,805,296)
198,256,396
98.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.3%
Mutual Funds: 0.3%
649,000
(3)
MSILF Government
Portfolio, 4.751%
(Cost $649,000) $ 649,000 0.3
Total Short-Term
Investments
(Cost $649,000)
649,000
0.3
Total Investments in
Securities
(Cost $200,454,296) $ 198,905,396 98.5
Assets in Excess of
Other Liabilities
3,017,928 1.5
Net Assets $ 201,923,324 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(3)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 63,110,455 $ — $ 63,110,455
Corporate Bonds/Notes — 55,572,808 — 55,572,808
Commercial Mortgage-Backed Securities — 33,913,374 — 33,913,374
Collateralized Mortgage Obligations — 26,780,628 — 26,780,628
Asset-Backed Securities — 18,879,131 — 18,879,131
Short-Term Investments 649,000 — — 649,000
Total Investments, at fair value $ 649,000 $ 198,256,396 $ — $ 198,905,396
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps — 1,026,828 — 1,026,828
Futures 68,597 — — 68,597
OTC Total Return Swaps — 1,300,837 — 1,300,837
Total Assets $ 717,597 $ 200,584,061 $ — $ 201,301,658
Liabilities Table
Other Financial Instruments+
Futures $ (231,466) $ — $ — $ (231,466)
Total Liabilities $ (231,466) $ — $ — $ (231,466)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 61 06/30/25 $ 12,637,484 $ 60,407
U.S. Treasury Long Bond 6 06/18/25 703,688 8,190
$ 13,341,172 $ 68,597
Short Contracts:
U.S. Treasury 5-Year Note (60) 06/30/25 (6,489,375) (23,831)
U.S. Treasury 10-Year Note (21) 06/18/25 (2,335,594) (32,152)
U.S. Treasury Ultra 10-Year Note (73) 06/18/25 (8,331,125) (116,494)
U.S. Treasury Ultra Long Bond (55) 06/18/25 (6,723,750) (58,989)
$ (23,879,844) $ (231,466)
At March 31, 2025, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583%
At Termination
Date 12/18/26 USD 22,000,000 $ 234,260 $ 234,260
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.555
At Termination
Date 12/19/26 USD 11,000,000 121,333 121,333
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.767
At Termination
Date 02/19/27 USD 16,000,000 99,091 99,091
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.508
At Termination
Date 12/18/27 USD 33,000,000 379,464 379,464

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.490%
At Termination
Date 12/19/27 USD 16,000,000 $ 192,680 $ 192,680
$ 1,026,828 $ 1,026,828
At March 31, 2025, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(1-day
SOFR+20
basis points)
At
Termination
Date BNP Paribas 04/30/25 USD 16,500,000 $ 373,478 $ — $ 373,478
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(1-day
SOFR+18.5
basis points)
At
Termination
Date BNP Paribas 06/18/25 USD 49,500,000 648,246 — 648,246
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L)
At
Termination
Date
(1-day
SOFR+21
basis points)
At
Termination
Date
Goldman Sachs
International 05/14/25 USD 16,500,000 279,113 — 279,113
$ 1,300,837 $ — $ 1,300,837
(1)
The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,452,462
Gross Unrealized Depreciation (3,001,362)
Net Unrealized Depreciation $ (1,548,900)